UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-03691

LORD ABBETT MID-CAP VALUE FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices)  (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 12/31

Date of reporting period: 9/30/2010

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT MID-CAP VALUE FUND, INC. September 30, 2010

Investments	Shares	Value (000)
COMMON STOCKS 96.32%

Auto Components 1.07%

Gentex Corp.	277,000	$5,404
Lear Corp.*	243,000	19,180

Total		24,584

Capital Markets 4.30%

Affiliated Managers Group, Inc.*	280,000	21,843
Invesco Ltd.	1,030,000	21,867
Lazard Ltd. Class A	1,569,467	55,057

Total		98,767

Chemicals 3.03%

Air Products & Chemicals, Inc.	315,000	26,088
Celanese Corp. Series A	210,000	6,741
Eastman Chemical Co.	180,476	13,355
Olin Corp.	1,161,500	23,416

Total		69,600

Commercial Banks 10.52%

City National Corp.	808,500	42,907
Comerica, Inc.	705,000	26,191
Commerce Bancshares, Inc.	567,000	21,314
Cullen/Frost Bankers, Inc.	524,869	28,275
KeyCorp	3,600,000	28,656
M&T Bank Corp.	189,000	15,462
Signature Bank*	380,661	14,785
SunTrust Banks, Inc.	270,000	6,974
TCF Financial Corp.	1,723,164	27,898
UMB Financial Corp.	325,000	11,541
Zions Bancorporation	826,500	17,654

Total		241,657

Commercial Services & Supplies 0.93%

Republic Services, Inc.	697,776	21,275

Computers & Peripherals 0.74%

Diebold, Inc.	550,000	17,100

Containers & Packaging 2.67%

Ball Corp.	370,000	21,775
Greif, Inc. Class A	400,000	23,536
Owens-Illinois, Inc.*	570,000	15,994

Total		61,305

Diversified Financial Services 0.82%

CIT Group, Inc.*	461,657	18,845

Diversified Telecommunication Services 1.49%

CenturyLink, Inc.	865,000	34,133

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MID-CAP VALUE FUND, INC. September 30, 2010

Investments	Shares	Value (000)
Electric: Utilities 1.55%

Northeast Utilities	468,969	$13,867
PPL Corp.	800,000	21,784

Total		35,651

Electrical Equipment 0.98%

AMETEK, Inc.	469,400	22,423

Electronic Equipment, Instruments & Components 0.74%

Tyco Electronics Ltd. (Switzerland)(a)	581,500	16,991

Energy Equipment & Services 4.44%

Halliburton Co.	1,050,000	34,723
Helmerich & Payne, Inc.	285,000	11,531
Superior Energy Services, Inc.*	695,900	18,574
Weatherford International Ltd. (Switzerland)*(a)	2,182,200	37,316

Total		102,144

Food Products 1.24%

Bunge Ltd.	483,606	28,610

Gas Utilities 1.84%

EQT Corp.	883,200	31,848
Questar Corp.	596,600	10,458

Total		42,306

Health Care Equipment & Supplies 2.85%

Cooper Cos., Inc. (The)	524,900	24,261
Kinetic Concepts, Inc.*	621,200	22,723
Zimmer Holdings, Inc.*	355,000	18,577

Total		65,561

Health Care Providers & Services 3.44%

AmerisourceBergen Corp.	386,500	11,850
HealthSouth Corp.*	960,000	18,432
McKesson Corp.	346,800	21,425
Patterson Cos., Inc.	403,407	11,558
Universal Health Services, Inc. Class B	408,000	15,855

Total		79,120

Hotels, Restaurants & Leisure 0.90%

Marriott International, Inc. Class A	270,000	9,674
Penn National Gaming, Inc.*	370,000	10,956

Total		20,630

Household Durables 1.93%

Fortune Brands, Inc.	697,700	34,348
Tupperware Brands Corp.	218,000	9,976

Total		44,324

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MID-CAP VALUE FUND, INC. September 30, 2010

Investments	Shares	Value (000)
Industrial Conglomerates 1.02%

Tyco International Ltd. (Switzerland)(a)	638,600	$23,456

Information Technology Services 4.95%

Fiserv, Inc.*	765,000	41,172
VeriFone Systems, Inc.*	1,578,912	49,057
Western Union Co. (The)	1,325,884	23,428

Total		113,657

Insurance 3.07%

ACE Ltd. (Switzerland)(a)	239,000	13,922
Aon Corp.*	312,600	12,226
Markel Corp.*	19,000	6,547
PartnerRe Ltd.	371,000	29,747
W.R. Berkley Corp.	299,400	8,105

Total		70,547

Machinery 7.86%

Eaton Corp.	415,000	34,233
Ingersoll-Rand plc (Ireland)(a)	604,800	21,597
Kennametal, Inc.	638,408	19,746
Pall Corp.	507,800	21,145
Parker Hannifin Corp.	310,000	21,719
Pentair, Inc.	170,000	5,717
Trinity Industries, Inc.	322,174	7,175
WABCO Holdings, Inc.*	1,177,700	49,393

Total		180,725

Media 6.06%

Interpublic Group of Cos., Inc. (The)*	6,475,658	64,951
Meredith Corp.	730,000	24,316
Omnicom Group, Inc.	1,265,000	49,942

Total		139,209

Metals & Mining 5.90%

Agnico-Eagle Mines Ltd. (Canada)(a)	435,000	30,898
IAMGOLD Corp. (Canada)(a)	1,375,000	24,351
Reliance Steel & Aluminum Co.	846,700	35,163
Royal Gold, Inc.	180,215	8,982
Steel Dynamics, Inc.	770,900	10,877
United States Steel Corp.	580,000	25,427

Total		135,698

Multi-Line Retail 0.68%

Big Lots, Inc.*	162,900	5,416
J.C. Penney Co., Inc.	153,000	4,159
Macy’s, Inc.	267,100	6,167

Total		15,742

Multi-Utilities 1.44%

CMS Energy Corp.	1,832,000	33,013

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT MID-CAP VALUE FUND, INC. September 30, 2010

Investments	Shares	Value (000)
Oil, Gas & Consumable Fuels 5.16%

Cabot Oil & Gas Corp.	220,000	$6,624
El Paso Corp.	3,800,000	47,044
Forest Oil Corp.*	196,941	5,849
Murphy Oil Corp.	100,000	6,192
QEP Resources, Inc.	786,500	23,705
Range Resources Corp.	339,500	12,945
Williams Cos., Inc. (The)	845,000	16,148

Total		118,507

Pharmaceuticals 3.28%

Mylan, Inc.*	1,950,000	36,680
Par Pharmaceutical Cos., Inc.*	298,700	8,686
Warner Chilcott plc Class A (Ireland)(a)	811,900	18,219
Watson Pharmaceuticals, Inc.*	280,000	11,847

Total		75,432

Real Estate Investment Trusts 1.20%

Alexandria Real Estate Equities, Inc.	278,900	19,523
Duke Realty Corp.	704,809	8,169

Total		27,692

Road & Rail 1.06%
Heartland Express, Inc.	505,700	7,520
Kansas City Southern*	450,000	16,834

Total		24,354

Semiconductors & Semiconductor Equipment 2.48%

Analog Devices, Inc.	320,000	10,042
Micron Technology, Inc.*	2,350,000	16,943
National Semiconductor Corp.	1,280,417	16,351
Xilinx, Inc.	515,000	13,704

Total		57,040

Software 1.81%

Adobe Systems, Inc.*	680,700	17,800
Intuit, Inc.*	544,213	23,842

Total		41,642

Specialty Retail 4.04%

Guess?, Inc.	270,000	10,970
J. Crew Group, Inc.*	310,000	10,422
PetSmart, Inc.	803,000	28,105
Pier 1 Imports, Inc.*	3,350,000	27,437
Regis Corp.	830,000	15,878

Total		92,812

Textiles, Apparel & Luxury Goods 0.67%

VF Corp.	190,000	15,394

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT MID-CAP VALUE FUND, INC. September 30, 2010

Investments	Shares	Value (000)
Water Utilities 0.16%

Aqua America, Inc.	176,700	$3,605

Total Common Stocks (cost $1,779,804,443)		2,213,551

	Principal Amount (000)
SHORT-TERM INVESTMENT 3.78%

Repurchase Agreement

Repurchase Agreement dated 9/30/2010, 0.04% due 10/1/2010 with Fixed Income Clearing Corp. collateralized by $87,975,000 of Federal Home Loan Bank at 0.54% due 5/27/2011 and $275,000 of Federal Home Loan Bank at 0.58% due 6/1/2011; value: $88,580,938; proceeds: $86,840,143 (cost $86,840,046)	$86,840	$86,840

Total Investments in Securities 100.10% (cost $1,866,644,489)		2,300,391

Liabilities in Excess of Other Assets (0.10%)		(2,290)

Net Assets 100.00%		$2,298,101

*	Non-income producing security.
(a)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Mid-Cap Value Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company and was incorporated under Maryland law on March 14, 1983.

The Fund’s investment objective is to seek capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(d)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited)(concluded)

The following is a summary of the inputs used as of September 30, 2010 in valuing the Fund’s investments carried at value:

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$2,213,551	$—	$—	$2,213,551
Repurchase Agreement	—	86,840	—	86,840

Total	$2,213,551	$86,840	$—	$2,300,391

*	See Schedule of Investments for values in each industry.

3. FEDERAL TAX INFORMATION

As of September 30, 2010, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,871,089,854

Gross unrealized gain	445,136,363
Gross unrealized loss	(15,835,065)

Net unrealized security gain	$429,301,298

The difference between book-basis and tax-basis unrealized gains (losses) is primarily attributable to wash sales.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT MID-CAP VALUE FUND, INC.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: November 24, 2010

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: November 24, 2010

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: November 24, 2010